NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
NOTES PAYABLE
Schedule of Notes Payable

Bank acceptance notes:	December 31,
	2020	2019
Due December 16, 2021	$760,086	$—
Due September 7, 2021	1,824,207	—
Due September 7, 2021	1,824,207	—
Due April 9, 2021, subsequently repaid on due date	760,086	—
Due March 27, 2021, subsequently repaid on due date	1,520,173	—
Due March 18, 2021, subsequently repaid on due date	1,520,173	—
Due March 18, 2021, subsequently repaid on due date	1,216,139	—
Due September 5, 2020, subsequently repaid on due date	—	1,147,756
Due August 30, 2020, subsequently repaid on due date	—	3,443,266
Due July 15, 2020, subsequently repaid on due date	—	1,434,695
Due July 12, 2020, subsequently repaid on due date	—	1,434,695
Due September 5, 2020, subsequently repaid on due date	—	1,434,695
Total	$9,425,071	$8,895,107